INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
8.	INCOME TAXES

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law and its implementing rules permit qualified “High and New Technologies Enterprise” (the “HNTE”) to enjoy a reduced 15% EIT rate. Beijing U‑Tiger Business began to qualify as an HNTE under the EIT Law in 2017, subject to the tax rate of 15% with a valid period of three years starting from December 2017 and obtained a new certificate on December 2, 2020, subject to the tax rate of 15% with a valid period of three years, ending on December 31, 2022. Beijing Yixin and Beijing U-Tiger Network qualified as HNTE under the EIT Law on October 25, 2021 and December 17, 2021, respectively, subject to the tax rate of 15% with a valid period of three years, ending on December 31, 2023. The Group’s other subsidiaries are subject to income tax rate of 25%, according to EIT Law.

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on its income or capital gains.

New Zealand

The Group’s subsidiaries, TBNZ and TFNZ are located in New Zealand and are subject to an income tax rate of 28% for taxable income earned in New Zealand.

Hong Kong

The Group’s subsidiaries, Up International, Tiger Technology, Tiger Brokers HK, Kastle limited, Tung Chi and Tiger Assets, are located in Hong Kong and are subject to a profits tax rate of 8.25% on assessable profits up to HK$2,000,000 and 16.5% on any part of assessable profits over HK$2,000,000.

USA

The Group’s subsidiaries, TradeUP Securities, US Tiger Securities, Tiger Fintech Holdings, Trading Front, Tradeup and Wealthn LLC, are located in the USA and are subject to a federal income tax rate of 21% for taxable income earned in the USA.

Singapore

The Group’s subsidiaries, Tiger SG and Tiger Brokers SG, are located in Singapore and are subject to an income tax rate of 17% for taxable income earned in Singapore.

Australia

The Group’s subsidiaries, TBAU, Tiger Services AU, Fleming Funds Management PTY Limited and Tiger investor Services PTY Limited, are located in Australia and are subject to an income tax rate of 27.5% for taxable income earned in Australia.

8.	INCOME TAXES (Continued)

The components of income (loss) before income taxes are as follows:

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
The Cayman Islands	946,035	(1,302,817)	2,442,082
PRC	6,117,021	20,551,832	21,320,470
International	(16,368,280)	2,780,777	(4,708,080)
Total income (loss) before income taxes	(9,305,224)	22,029,792	19,054,472

The current and deferred portions of income tax expense (benefit), all of which was incurred outside the Cayman Islands, included in the consolidated statements of comprehensive income (loss) were as follows:

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Current tax expense	2,859,774	1,077,877	5,026,081
Deferred tax expense (benefit)	(6,215,140)	1,772,670	(662,310)
Income tax expense (benefit)	(3,355,366)	2,850,547	4,363,771

The related enterprise income tax law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise ("FIE") to its immediate holding company outside of the PRC, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within the PRC or if the received dividends have no connection with the establishment or place of such immediate holding company within the PRC, unless such immediate holding company's jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with the PRC. According to the arrangement between Mainland China and HKSAR on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in Mainland China to its immediate holding company in HKSAR will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). Cash dividends paid by a HKSAR incorporated company to a non-HKSAR tax resident shareholder that holds all of the shares in the HKSAR company are not subject to HKSAR withholding tax. Dividends paid from US sources to foreign corporations are subject to US withholding tax at a rate of 30% or a lower rate under an applicable tax treaty. The British Virgin Islands, where the parent company of US companies is incorporated, does not have such tax treaty with the US. The Cayman Islands operates a system of indirect taxation. No direct taxes are imposed on net or gross income or gains of individuals or companies, nor are there any withholding taxes, estate duties, inheritance, or gift taxes. Cash dividends paid by a New Zealand incorporated company to a non-New Zealand tax resident shareholder that holds all of the shares in the New Zealand company are subject to New Zealand withholding tax at the rate of 0% if those dividends are fully imputed. If any part of a cash dividend paid to such a shareholder is not fully imputed then New Zealand withholding tax is imposed at the rate of 15% on that part of the dividend, although that rate is reduced to 5% if the shareholder is able to take the benefit of Article 10 of the New Zealand-Singapore Double Tax Agreement. The Company does not intend to have any of its subsidiaries located in the PRC, HKSAR, the USA, the Cayman Islands and New Zealand distribute any undistributed profits of such subsidiaries in the foreseeable future, but rather expects that such profits will be indefinitely reinvested by such subsidiaries for their respective local operations. Accordingly, no withholding tax was recorded as of December 31, 2020 and 2021. Undistributed earnings of such subsidiaries that are not distributed amounted to US$33.1 million and US$57.9 million and unrecognized deferred tax liability related to such earning amounted to US$1.7 million and US$4.5 million as of December 31, 2020 and December 31, 2021, respectively.

The Group’s subsidiaries and consolidated VIEs located in the PRC, HKSAR, New Zealand, the USA, Singapore and other jurisdictions are open to tax examination for the period from its inception until the years ended December 31, 2021.

8.	INCOME TAXES (Continued)

The significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2020	2021
	US$	US$
Deferred tax assets
Accrued expenses	—	64,103
Allowance for doubtful accounts	25,704	142,385
Long-term investments	38,314	39,230
Advertising expense carryforwards	877,424	1,081,850
Net operating loss carryforwards	13,407,157	15,101,309
Withholding tax credit carryforwards	1,106,569	1,161,221
Lease liabilities	1,799,483	1,511,324
Total deferred tax assets	17,254,651	19,101,422
Less: valuation allowance	(4,000,159)	(5,224,095)
Deferred tax assets, net of valuation allowance	13,254,492	13,877,327

Deferred tax liabilities
Right-of-use assets	1,799,483	1,511,324
Long term investments	86,042	88,098
Intangible assets	1,449,000	1,535,965
Financial instruments held, at fair value	—	19,545
Total deferred tax liabilities	3,334,525	3,154,932

Deferred tax assets, net	9,919,967	12,258,360
Deferred tax liabilities, net	—	1,535,965

The movement of the valuation allowance is as follows:

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Balance at the beginning of the year	2,931,196	4,888,240	4,000,159
Additions of valuation allowance	2,573,942	1,775,887	2,814,445
Reversals of valuation allowance	—	(2,802,174)	(1,628,176)
Foreign currency translation adjustment	(616,898)	138,206	37,667
Balance at the end of the year	4,888,240	4,000,159	5,224,095

A valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be realized in the future. The Group considers positive and negative evidence on each individual subsidiary basis to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized.

As of December 31, 2020 and 2021, the Group had net operating loss carryforwards of US$64,430,676 and US$83,597,429, respectively.

8.	INCOME TAXES (Continued)

Management assessed the positive and negative evidence in certain entities in the PRC, United States, New Zealand and Singapore, and estimated they will have sufficient future taxable income to utilize the existing deferred tax assets. Significant objective positive evidence included the significant growth in customer trading activities in the New Zealand entities where net operating loss carryforwards could be carried forward indefinitely, net operating loss carryforwards in the United States generated after 2017 that can be carried forward indefinitely, and net operating loss carryforwards in Singapore that can be carried forward indefinitely. Net operating loss carryforwards can be carried forward 5 years in PRC except for a PRC entity qualified as “HNTE” which can be carried forward 10 years. The Group has concluded that deferred tax asset recognized for certain entities in the PRC, United States, New Zealand and Singapore is more likely than not to be realized.

The expiration status of net operating loss carryforwards as of December 31, 2021 is listed below.

Expiration year	US$
2022	7,170
2023	434,585
2024	4,222,851
2025	9,112,742
2026 through 2031	40,608,576
Indefinitely	29,211,505

As of December 31, 2020 and 2021, the Group had advertising expenses carryforwards of US$4,712,189 and US$4,598,999, respectively, which can be carried forward indefinitely.

As of December 31, 2020 and 2021, the Group had withholding tax credit carryforwards of US$1,106,569 and US$1,161,221, respectively, Among the withholding tax credit carryforwards as of December 31, 2021, US$984,315 will expire, by 2025 while US$176,906 will expire in 2026.

The realizability of deferred tax assets requires significant judgment associated with evaluation of past and projected financial performance which incorporates projections of future taxable income by tax-paying component. In assessing the realizability of deferred tax assets, management considered the future taxable earnings and the expected timing of the reversal of temporary differences. As of December 31, 2020 and 2021 valuation allowances of US$3,867,639 and US$4,614,648 respectively, were provided for net operating loss carryforwards totaled US$20,695,157 and US$27,152,139, while the remaining net operating loss carryforwards of US$43,735,519 and US$56,445,290 is expected to be utilized prior to expiration considering future taxable income for respective tax-paying component. Deferred tax assets related to net operating loss carryforwards of US$4,607,181 without a valuation allowance were generated in 2021. Due to changes in judgment about the realizability of deferred tax assets in 2021, valuation allowance increases of US$475,079 and decreases of US$405,767 were recorded in 2021. The Group realized a benefit of utilizing DTAs of US$171,363 in 2021 that were offset with a valuation allowance at the beginning of the year. To the extent that actual experience deviates from the assumptions, the projections would be affected and hence management’s assessment of realizability of deferred tax assets may change.

8.	INCOME TAXES (Continued)

Reconciliations between the income tax expense (benefit) computed by applying the PRC statutory income tax rate to income (loss) before income taxes and the actual income tax expense (benefit) were as follows:

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Income (loss) before income taxes	(9,305,224)	22,029,792	19,054,472
PRC statutory tax rate	25%	25%	25%
Income tax at statutory income tax rate	(2,326,306)	5,507,448	4,763,618
Effect of income tax rate difference in other jurisdictions	124,406	(773,402)	596,978
Effect of preferential tax rates	(2,673,841)	1,837,667	(1,735,439)
Super deduction of research and development expense	(2,479,428)	(3,607,755)	(4,476,114)
Effect of expenses not deductible for income tax purposes	1,425,861	912,876	4,028,459
Changes in valuation allowance	2,573,942	(1,026,287)	1,186,269
Income tax expense (benefit)	(3,355,366)	2,850,547	4,363,771